Intangible assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 21,140
Accumulated amortization	3,071
Net book value	18,069	1,506
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Marketing rights, Cost	15,830
Accumulated amortization	199
Net book value	15,631
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Trade name, Cost	1,131
Accumulated amortization	14
Net book value	1,117
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Patents, Cost	4,179	4,032
Accumulated amortization	2,858	2,526
Net book value	$ 1,321	$ 1,506